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May 2, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     GE Life & Annuity Separate Account II
        GE Life and Annuity Assurance Company
        File Nos. 333-41031; 811-04885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account II (the "Separate Account") and GE Life and Annuity Assurance Company (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 12 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 27, 2005, and became effective on April 29, 2005.

Please contact the undersigned at (804) 289-3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel